RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2022	Jan. 31, 2021
Accrued dividend	$ 72,625	$ 11,620
Dividends	72,625
Due to related parties	$ 221,924		$ 195,869
One Time Payment Payable Under Agreement	$ 30,000		$ 30,000
Option [Member] | Three Consultants [Member]
Ownership percentage in Real Innovations hold by related parties			27.66%
Paul Benford [Member]
Ownership percentage in Real Innovations hold by related parties	27.66%		72.34%
Andrew Thomas [Member]
Ownership percentage in Real Innovations hold by related parties	72.34%			27.66%
Three directors [Member] | Option [Member]
Ownership percentage in Real Innovations hold by related parties			72.34%